FAM SERIES FUND, INC.
                MERCURY INTERNATIONAL INDEX PORTFOLIO
                   MERCURY SMALL CAP INDEX PORTFOLIO

                      Supplement dated March 31, 2006 to the
                             Prospectus dated May 1, 2005


Effective immediately, the following changes will be made to the Prospectus of Mercury International Index Portfolio and the Prospectus of Mercury Small Cap Index Portfolio (each a "Portfolio").

The section captioned "About the Portfolio Managers" appearing on page 8 of the Prospectus of Mercury International Index Portfolio and on page 7 of the Prospectus of Mercury Small Cap Index Portfolio is amended as follows:

The description of the Portfolio's portfolio management team is deleted and the following description is inserted below the heading:

The Portfolio is managed by Jeffery L. Russo and Debra L. Jelilian, members of the Investment Adviser's Quantitative Index Management Team.


In addition, the section captioned "Other Important Information and Statement of Additional Information" appearing on page 10 of the Prospectus of Mercury International Index Portfolio and on page 9 of the Prospectus of Mercury Small Cap Index Portfolio is amended as follows:

The description of the Portfolio's portfolio management team is deleted and replaced with the following description:

The Portfolio is managed by Jeffrey L. Russo, CFA and Debra L. Jelilian, who are members of the Investment Adviser's Quantitative Index Management
Team. Mr. Russo and Ms. Jelilian are jointly and primarily responsible for the day to day management of the Portfolio's portfolio and the selection of the Portfolio's investments. Mr. Russo has been a Director of MLIM since 2004, and was a Vice President thereof from 1999 to 2004. He has been a member of the Portfolio's management team since 2000. Mr. Russo has ten years' experience as a portfolio manager and trader. Ms. Jelilian has been a Director of MLIM since 1999, and has been a member of the Portfolio's management team since 2000. Ms. Jelilian has thirteen years' experience in investing and in managing index investments.